Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 350	$ 294
Expenses:
Cost of revenues		(308)	(272)
Impairment of product sales inventory		(67)	(175)
Research and development, net		(2,697)	(1,466)
Sales and marketing expenses		(1,240)	(919)
General and administrative expenses		(1,905)	(1,220)
OPERATING LOSS		(5,867)	(3,758)
FINANCING INCOME, NET		351	48
LOSS BEFORE TAXES		(5,516)	(3,710)
Tax expenses		(4)	(5)
NET LOSS AND TOTAL COMPREHENSIVE LOSS		$ (5,520)	$ (3,715)
Net loss per ordinary share, basic (in Dollars per share)	[1]	$ (3.5)	$ (20.71)
Net loss per ordinary share, diluted (in Dollars per share)	[1]	$ (3.5)	$ (20.71)
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	1,575,958	179,366
Weighted average number of ordinary shares outstanding diluted (in Shares)	[1]	1,575,958	179,366

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits. See also Note 1c.